Contract Liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Liabilities [Line Items]
Deferred revenues	¥ 7,781,755
Deferred revenue recognized	3,235,686
Revenue recognized contract liability	41,860,173	¥ 21,880,042
Upfront Franchise Fees [Member]
Contract Liabilities [Line Items]
Deferred revenues	¥ 11,017,441
Minimum [Member]
Contract Liabilities [Line Items]
Number of years expected to be recognized	2 years
Maximum [Member]
Contract Liabilities [Line Items]
Number of years expected to be recognized	10 years